Long-term debt	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Long-Term Debt
14. Long-term debt

	December 31, 2024	December 31, 2025
	RMB in thousands
Convertible senior notes	95,153	4,775,871
Long-term bank loans	3,069,000	—
Other long-term borrowing	100,000	—

Total	3,264,153	4,775,871

Convertible Senior Notes
April 2026 Notes
In April 2019, the Group issued US$500.0 million of April 2026 Notes with an interest rate of 1.375% per annum. The net proceeds to the Company from the issuance of the April 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The April 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
During the year ended December 31, 2024, the Company repurchased an aggregate principal amount of US$429.3 million (RMB3.0 billion) April 2026 Notes with the aggregate cash purchase price of US$429.3 million (RMB3.0 billion) and recognized an unamortized commission of US$3.0 million (RMB21.0 million) to “Debt extinguishment gain/(loss)”.
As of December 31, 2024 and 2025, the principal amount of April 2026 Notes was RMB86.3 thousand and RMB84.3 thousand, respectively. The unamortized debt issuance costs were RMB0.4 thousand and RMB0.1 thousand as of December 31, 2024 and 2025, respectively. The issuance costs of the April 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the years ended December 31, 2023, 2024 and 2025, the April 2026 Notes related interest expense was US$7.4 million, US$1.8 million and US$0.2 thousand (RMB1.5 thousand), respectively.

2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB
5,594.8
million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of
24.5516
ADSs per US$
1,000
principal amount (which represents an initial conversion price of US$
40.73
per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the years ended December 31,2023, 2024 and 2025, the 2027 Notes related interest expense was US$
5.0
 million, US$
1.4
 thousand and US$0.8 thousand (RMB5.6 thousand), respectively.
During the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$745.9 million (RMB5.3 billion) 2027 Notes with the aggregate cash purchase price of US$745.9 million (RMB5.3 billion) with the loss of US$7.6 million (RMB54.0 million).
During the year ended December 31, 2025, the Company repurchased an aggregate principal amount of US$66.0 thousand (RMB472.5 thousand) 2027 Notes with and aggregate cash consideration of US$66.0 thousand (RMB472.5 thousand).
As of December 31, 2024 and 2025, the principal amount of 2027 Notes was RMB0.7 million and RMB0.2 million, respectively. The unamortized debt issuance costs were RMB4.2 thousand and RMB0.7 thousand as of December 31, 2024 and 2025, respectively.
December 2026 Notes
In November 2021, the Group issued US$1,600 million of December 2026 Notes with an interest rate of 0.50% per annum. The net proceeds to the Company from the issuance of the December 2026 Notes were US$
1,576.6
 million (RMB10.1 billion), net of issuance costs of US$23.4 million (RMB149.6 million). The December 2026 Notes may be converted, at an initial conversion rate of 10.6419 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$93.97 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of December 1, 2026. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs or a combination of cash and ADSs, at the Company’s election. Holders of the Notes may elect to receive Class Z ordinary shares in lieu of any ADSs deliverable upon conversion.
The issuance costs of the December 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., December 1, 2026). For the years ended December 31, 2023, 2024 and 2025 the December 2026 Notes related interest expense was US$3.6 million, US$3.1 million and US$0.1 million (RMB0.8 million).

During the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$384.8 million (RMB2.6 billion) of December 2026 Notes in the amount of US$331.2 million (RMB2.2 billion) funded by the net proceeds from the ADS offering, with the gain of US$49.5 million (RMB336.5 million). Besides, the Company repurchased an aggregate principal amount of US$14.5 million (RMB104.0 million) December 2026 Notes with the aggregate cash purchase price of US$13.0 million (RMB93.3 million) with the gain of US$1.4 million (RMB9.8 million).
During the year ended December 31, 2024, the Company repurchased an aggregate principal amount of US$419.1 million (RMB3.0 billion) of December 2026 Notes for a total cash consideration of US$419.1 million (RMB3.0 billion), with the loss of US$2.5 million (RMB17.7 million).
As of December 31, 2024 and 2025, the principal amount of December 2026 Notes was RMB95.6 million and RMB93.5 million. The unamortized debt issuance costs were RMB0.5 million and RMB0.3 million as of December 31, 2024 and 2025, respectively.
2030 Notes
In May 2025, the Group issued US$690.0 million of 2030 Notes with an interest rate of 0.625% per annum. The net proceeds to the Company from the issuance of the 2030 Notes were US$678.1 million (RMB4,876.9 million), net of issuance costs of US$11.9 million (RMB85.6 million). The 2030 Notes may be converted, at an initial conversion rate of 42.1747 Shares per US$1,000 principal amount (which represents an initial conversion price of HK$185.63 per Conversion Share) at each holder’s option at any time prior to the close of business on the seventh scheduled trading day immediately preceding the maturity date of June 1, 2030.
Holders of the 2030 Notes may require the Company to repurchase all or part of their 2030 Notes in cash on June 1, 2028, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2030 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 1, 2030). For the year ended December 31, 2025, the 2030 Notes related interest expense was US$3.9 million (RMB27.5 million).
As of December 31, 2025, the principal amount of 2030 Notes was US$690.0 million (RMB4,849.9 million). The unamortized debt issuance costs were RMB74.1 million as of December 31, 2025.
The Company accounted for the April 2026 Notes, 2027 Notes and December 2026 Notes and 2030 Notes as single instruments as debt measured at its amortized cost, as none of the embedded features require bifurcation and recognition as derivatives and the April 2026 Notes, 2027 Notes, December 2026 Notes and 2030 Notes were not issued with a substantial premium. The issuance costs were recorded as an adjustment to the debt and are amortized as interest expense using the effective interest method.

The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	86	—	1.74%
2027 Notes	—	182	1.52%
December 2026 Notes	95,067	—	0.80%
2030 Notes	—	4,775,689	0.98%

Carrying value	95,153	4,775,871
Unamortized discount and debt issuance costs	539	74,122

Total principal amounts of unsecured senior notes	95,692	4,849,993

As of December 31, 2025, the aggregate fair value of April 2026 Notes, 2027 Notes, December 2026 Notes and 2030
Notes, based on Level 2 inputs, was RMB
6.2
 billion. As of December 31, 2025, RMB
124.3
 million, RMB
91.1
 million and RMB
4,862.5
 million in aggregate principal amount and interest expenses related to the above unsecured senior notes are expected to be repaid within one year, in
1-3
years and 3 years afterwards, respectively, unless earlier converted, redeemed or repurchased.
Long-term bank loans
The Group’s long-term bank loans were RMB3,069.0 million (US$438.9 million) in aggregate. As of December 31, 2025, the entire balance of RMB3,069.0 million, representing the current portion due within one year, was classified as short-term loans (Note12) and the non-current
portion was nil. The Group’s long-term bank loans were substantially credit borrowing and the interest rate was 2.3% as of December 31, 2025. The Group is in compliance with all of the loan covenants as of December 31, 2025.